UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2014

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.4%
Aerospace - 1.7%
FLIR Systems, Inc.	5,445	$172,768
MTU Aero Engines Holding AG	1,400	124,851
Saab AB	4,250	118,687

		$416,306
Airlines - 0.9%
Stagecoach Group PLC	35,979	$228,067

Apparel Manufacturers - 1.2%
Arezzo Industria e Comercio S.A.	8,700	$97,656
Burberry Group PLC	4,797	123,791
Cia. Hering S.A.	7,100	67,682

		$289,129
Automotive - 1.9%
Guangzhou Automobile Group Co. Ltd., “H”	68,000	$64,362
Koito Manufacturing Co. Ltd.	8,000	251,117
Thai Stanley Electric PLC	11,700	74,472
USS Co. Ltd.	5,400	77,949

		$467,900
Biotechnology - 0.5%
MiMedx Group, Inc. (a)	11,440	$126,526

Broadcasting - 0.9%
Live Nation, Inc. (a)	4,710	$126,228
Proto Corp.	7,300	100,823

		$227,051
Brokerage & Asset Managers - 2.7%
Aberdeen Asset Management PLC	15,986	$112,484
FXCM, Inc., “A”	6,131	98,709
LPL Financial Holdings, Inc.	3,136	133,813
NASDAQ OMX Group, Inc.	5,708	256,346
Rathbone Brothers PLC	2,583	77,807

		$679,159
Business Services - 11.0%
Amadeus IT Holding S.A.	3,839	$152,931
Amsterdam Commodities N.V.	3,570	81,114
Borderfree, Inc. (a)	6,220	62,262
Brenntag AG	1,041	57,370
Bright Horizons Family Solutions, Inc. (a)	8,700	388,890
Bunzl PLC	13,472	376,314
Constant Contact, Inc. (a)	9,215	301,146
CoStar Group, Inc. (a)	1,212	206,355
Diploma PLC	6,712	75,005
DKSH Holding Ltd.	920	70,447
Exova Group PLC (a)	30,640	74,517
Gartner, Inc. (a)	2,663	227,633
Intertek Group PLC	2,092	76,399
MITIE Group PLC	10,814	47,391
Rightmove PLC	5,171	176,549

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Sodexo	629	$63,490
Ultimate Software Group, Inc. (a)	544	80,099
Xoom Corp. (a)	5,410	75,794
Zoopla Property Group Ltd. (a)	49,517	152,411

		$2,746,117
Cable TV - 0.3%
Liberty Global PLC, “A” (a)	360	$18,716
Liberty Global PLC, “C” (a)	889	44,379

		$63,095
Computer Software - 2.3%
OBIC Business Consultants Co. Ltd.	5,300	$155,646
OBIC Co. Ltd.	5,200	165,855
SolarWinds, Inc. (a)	4,620	239,870

		$561,371
Computer Software - Systems - 6.2%
Brother Industries, Ltd.	15,000	$280,357
Cvent, Inc. (a)	5,505	148,195
EMIS Group PLC	11,061	138,395
Fleetmatics Group PLC (a)	4,470	157,299
Linx S.A.	4,000	90,142
Model N, Inc. (a)	16,710	172,113
NCC Group PLC	36,090	115,994
SciQuest, Inc. (a)	12,607	187,970
SS&C Technologies Holdings, Inc.	5,001	252,801

		$1,543,266
Conglomerates - 0.7%
DCC PLC	3,179	$177,051

Construction - 1.8%
Bovis Homes Group PLC	10,895	$146,542
Eagle Materials, Inc.	1,820	149,950
Trex Co., Inc. (a)	3,696	155,749

		$452,241
Consumer Products - 0.3%
Kobayashi Pharmaceutical Co. Ltd.	1,200	$69,470

Consumer Services - 3.6%
Dignity PLC	7,991	$211,215
HomeAway, Inc. (a)	5,365	168,246
Kroton Educacional S.A.	21,780	152,257
MakeMyTrip Ltd. (a)	4,750	139,603
Nord Anglia Education, Inc. (a)	13,740	227,397

		$898,718
Containers - 0.6%
Mayr-Melnhof Karton AG	1,333	$138,680

Electrical Equipment - 2.4%
AMETEK, Inc.	2,395	$122,049
Domino Printing Sciences PLC	5,024	52,331

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
IMI PLC	4,025	$74,345
MSC Industrial Direct Co., Inc., “A”	1,623	126,058
Sensata Technologies Holding B.V. (a)	2,931	145,290
Spectris PLC	2,821	83,255

		$603,328
Electronics - 1.4%
Silicon Laboratories, Inc. (a)	3,087	$139,995
Stanley Electric Co. Ltd.	9,000	195,593

		$335,588
Energy - Independent - 2.3%
Gran Tierra Energy, Inc. (a)	18,388	$66,068
Peabody Energy Corp.	15,577	157,483
Range Resources Corp.	1,855	121,781
Rice Energy, Inc. (a)	9,573	238,368

		$583,700
Engineering - Construction - 0.8%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	5,700	$70,453
Team, Inc. (a)	3,460	140,511

		$210,964
Food & Beverages - 4.9%
Bakkafrost P/f	11,649	$287,303
Calbee, Inc.	6,100	211,267
Cranswick PLC	11,166	257,414
Devro PLC	11,784	51,282
Grupo Lala S.A.B. de C.V.	54,000	110,724
Leroy Seafood Group A.S.A.	3,848	133,194
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,300	163,795

		$1,214,979
Food & Drug Stores - 1.7%
Booker Group PLC	51,987	$115,294
Brazil Pharma S.A. (a)	106,344	148,434
Clicks Group Ltd.	10,123	72,723
Welcia Holdings Co. Ltd.	2,800	88,717

		$425,168
Furniture & Appliances - 0.6%
SEB S.A.	1,840	$150,375

Gaming & Lodging - 1.3%
Norwegian Cruise Line Holdings Ltd. (a)	4,450	$195,311
Paddy Power PLC	1,645	127,786

		$323,097
General Merchandise - 3.0%
B&M European Value Retail S.A. (a)	36,976	$155,564
Dollarama, Inc.	3,400	159,255
Five Below, Inc. (a)	6,950	324,287
Mr. Price Group Ltd.	5,461	116,403

		$755,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.2%
Jardine Lloyd Thompson Group PLC	9,402	$130,872
Sony Financial Holdings, Inc.	10,500	159,354

		$290,226
Internet - 0.8%
GrubHub, Inc. (a)	5,103	$187,790

Machinery & Tools - 5.1%
Allison Transmission Holdings, Inc.	6,232	$204,970
Burckhardt Compression Holding AG	385	155,674
IPG Photonics Corp. (a)	2,860	206,177
Joy Global, Inc.	2,243	109,997
Nordson Corp.	2,120	165,678
Polypore International, Inc. (a)	3,823	196,732
Spirax-Sarco Engineering PLC	2,402	107,255
WABCO Holdings, Inc. (a)	1,146	117,603

		$1,264,086
Medical & Health Technology & Services - 5.3%
Advisory Board Co. (a)	5,232	$222,883
Brookdale Senior Living, Inc. (a)	7,973	282,404
Capital Senior Living Corp. (a)	12,126	308,607
Healthcare Services Group, Inc.	7,640	230,422
HealthStream, Inc. (a)	5,320	152,418
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	126,669	117,561

		$1,314,295
Medical Equipment - 7.6%
Align Technology, Inc. (a)	4,425	$251,783
Cardiovascular Systems, Inc. (a)	6,740	206,648
Cepheid, Inc. (a)	4,147	228,417
DexCom, Inc. (a)	4,067	209,288
Fukuda Denshi Co. Ltd.	3,500	169,293
GenMark Diagnostics, Inc. (a)	4,472	50,802
Gerresheimer AG	2,458	135,904
Masimo Corp. (a)	5,656	148,470
Nakanishi, Inc.	2,500	98,487
Novadaq Technologies, Inc. (a)	4,733	67,919
PerkinElmer, Inc.	2,873	130,635
Sonova Holding AG	495	74,936
STERIS Corp.	1,053	67,129
TearLab Corp. (a)	22,210	61,855

		$1,901,566
Metals & Mining - 1.7%
Globe Specialty Metals, Inc.	9,462	$163,976
Horsehead Holding Corp. (a)	7,945	124,101
Iluka Resources Ltd.	22,928	133,702

		$421,779
Natural Gas - Pipeline - 0.3%
StealthGas, Inc. (a)	10,860	$78,844

Oil Services - 1.7%
Atwood Oceanics, Inc.	6,230	$199,921
Frank’s International N.V.	12,178	218,960

		$418,881

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.8%
Air Lease Corp.	3,435	$130,633
First Republic Bank	3,601	185,560
PrivateBancorp, Inc.	4,202	132,153

		$448,346
Pharmaceuticals - 2.0%
KYORIN Holdings, Inc.	4,000	$77,863
Kythera Biopharmaceuticals, Inc. (a)	3,488	133,416
TherapeuticsMD, Inc. (a)	19,540	75,034
Tsumura & Co.	6,000	134,946
Virbac	297	66,539

		$487,798
Railroad & Shipping - 1.4%
Diana Shipping, Inc. (a)	29,783	$222,777
Navios Maritime Holdings, Inc.	28,290	136,924

		$359,701
Real Estate - 1.0%
LEG Immobilien AG	1,710	$126,984
Medical Properties Trust, Inc., REIT	9,259	128,330

		$255,314
Restaurants - 3.4%
Arcos Dorados Holdings, Inc.	28,900	$191,029
Chuy’s Holdings, Inc. (a)	5,692	121,866
Domino’s Pizza UK & IRL PLC	12,945	140,710
Dunkin Brands Group, Inc.	4,426	213,997
Noodles & Co. (a)	2,025	49,572
Zoe’s Kitchen, Inc. (a)	4,245	134,269

		$851,443
Specialty Chemicals - 4.4%
Albemarle Corp.	4,905	$289,591
Croda International PLC	6,140	235,657
Symrise AG	3,771	225,533
Valspar Corp.	2,391	200,629
W.R. Grace & Co. (a)	1,536	147,564

		$1,098,974
Specialty Stores - 3.4%
Burlington Stores, Inc. (a)	5,070	$226,477
Citi Trends, Inc. (a)	5,492	129,941
MonotaRO Co. Ltd.	2,600	61,982
NEXT PLC	1,591	168,584
Urban Outfitters, Inc. (a)	8,192	264,765

		$851,749
Telephone Services - 1.2%
Bezeq - The Israel Telecommunication Corp. Ltd.	74,830	$134,728
TDC A.S.	18,871	153,051

		$287,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 2.1%
Kintetsu World Express, Inc.	2,300	$80,336
Swift Transportation Co. (a)	14,810	430,527

		$510,863
Total Common Stocks		$24,716,289

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE	1,716	$71,039

	Strike Price	First Exercise
Warrants - 0.2%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)		5/27/11	16,642	$64,892

Food & Drug Stores - 0.0%
Brasil Pharma S.A. (1 share for 1 warrant) (a)	BRL 5.50	6/25/14	10,651	$623
Total Warrants				$65,515

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			18	$18
Total Investments				$24,852,861

Other Assets, Less Liabilities - 0.1%				21,239
Net Assets - 100.0%				$24,874,100

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,892, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,104,982	$—	$—	$13,104,982
United Kingdom	3,882,496	—	—	3,882,496
Japan	2,379,054	—	—	2,379,054
Germany	741,680	—	—	741,680
Brazil	719,966	623	—	720,589
Greece	438,544	—	—	438,544
Norway	420,497	—	—	420,497
Switzerland	301,057	—	—	301,057
Canada	293,241	—	—	293,241
Other Countries	2,431,338	139,365	—	2,570,703
Mutual Funds	18	—	—	18
Total Investments	$24,712,873	$139,988	$—	$24,852,861

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$22,415,778
Gross unrealized appreciation	4,328,693
Gross unrealized depreciation	(1,891,610)
Net unrealized appreciation (depreciation)	$2,437,083

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	348,378	961,623	(1,309,983)	18

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41	$18

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2014, are as follows:

United States	52.8%
United Kingdom	15.6%
Japan	9.6%
Germany	3.0%
Brazil	2.9%
Greece	1.8%
Norway	1.7%
Switzerland	1.2%
Canada	1.2%
Other Countries	10.2%

QUARTERLY REPORT

November 30, 2014

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 1.0%
Textron, Inc.	123,805	$5,363,229
TransDigm Group, Inc.	62,179	12,298,384

		$17,661,613
Airlines - 0.6%
American Airlines Group, Inc.	196,193	$9,521,246

Alcoholic Beverages - 0.8%
Constellation Brands, Inc., “A” (a)	139,170	$13,415,988

Apparel Manufacturers - 1.6%
PVH Corp.	219,442	$27,899,856

Automotive - 1.4%
LKQ Corp. (a)	608,881	$17,687,993
Mobileye N.V. (a)(l)	130,306	5,743,888

		$23,431,881
Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (a)	155,150	$30,238,735
Illumina, Inc. (a)	49,070	9,366,972
Isis Pharmaceuticals, Inc. (a)(l)	88,760	4,596,880
Medivation, Inc. (a)	27,540	3,191,611
Puma Biotechnology, Inc. (a)	36,780	8,349,796
Regeneron Pharmaceuticals, Inc. (a)	45,018	18,732,440

		$74,476,434
Broadcasting - 0.7%
Discovery Communications, Inc., “A” (a)	164,186	$5,730,091
Discovery Communications, Inc., “C” (a)	164,186	5,583,966

		$11,314,057
Brokerage & Asset Managers - 3.9%
Affiliated Managers Group, Inc. (a)	131,573	$26,786,947
Evercore Partners, Inc.	244,603	12,352,452
Intercontinental Exchange, Inc.	121,643	27,490,102

		$66,629,501
Business Services - 13.3%
Bright Horizons Family Solutions, Inc. (a)	663,854	$29,674,274
Cognizant Technology Solutions Corp., “A” (a)	479,118	25,867,581
CoStar Group, Inc. (a)	26,190	4,459,109
Equifax, Inc.	12,642	1,005,671
FleetCor Technologies, Inc. (a)	212,450	32,269,031
Gartner, Inc. (a)	479,660	41,001,337
Global Payments, Inc.	120,610	10,415,880
IHS, Inc., “A” (a)	158,319	19,387,745
Jones Lang LaSalle, Inc.	255,720	37,248,175
Realogy Holdings Corp. (a)	309,967	14,264,681
Verisk Analytics, Inc., “A” (a)	53,068	3,289,155
Wex, Inc. (a)	73,506	8,312,058

		$227,194,697

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 2.3%
Charter Communications, Inc., “A” (a)	107,877	$18,306,727
Liberty Global PLC, “A” (a)	201,430	10,472,346
Liberty Global PLC, “C” (a)	201,430	10,055,386

		$38,834,459
Computer Software - 1.8%
Autodesk, Inc. (a)	161,840	$10,034,080
Citrix Systems, Inc. (a)	89,125	5,909,879
NetSuite, Inc. (a)	15,624	1,652,238
Qlik Technologies, Inc. (a)	420,950	12,977,889

		$30,574,086
Computer Software - Systems - 2.7%
Benefitfocus, Inc. (a)(l)	84,400	$2,286,396
Castlight Health, Inc., “B” (a)(l)	68,180	847,477
Guidewire Software, Inc. (a)	151,749	7,658,772
ServiceNow, Inc. (a)	24,979	1,597,657
SS&C Technologies Holdings, Inc.	462,729	23,390,951
Vantiv, Inc., “A” (a)	272,644	9,199,009
Workday, Inc. (a)	17,936	1,561,329

		$46,541,591
Construction - 2.3%
Fortune Brands Home & Security, Inc.	327,545	$14,713,321
Lennox International, Inc.	118,142	11,066,361
Pool Corp.	221,756	13,174,524

		$38,954,206
Consumer Products - 0.9%
Newell Rubbermaid, Inc.	447,090	$16,233,838

Consumer Services - 2.5%
Ctrip.com International Ltd., ADR (a)	28,163	$1,523,055
Nord Anglia Education, Inc. (a)	560,789	9,281,058
Priceline Group, Inc. (a)	16,711	19,387,935
Servicemaster Global Holdings, Inc. (a)	510,427	13,403,813

		$43,595,861
Containers - 0.9%
Crown Holdings, Inc. (a)	304,599	$15,077,651

Electrical Equipment - 4.8%
AMETEK, Inc.	577,807	$29,445,045
Amphenol Corp., “A”	313,439	16,809,734
Mettler-Toledo International, Inc. (a)	51,392	15,071,218
Sensata Technologies Holding B.V. (a)	291,300	14,439,741
WESCO International, Inc. (a)	79,543	6,553,548

		$82,319,286
Electronics - 0.8%
Altera Corp.	371,868	$13,989,674

Energy - Independent - 2.6%
Cabot Oil & Gas Corp.	112,415	$3,714,192
Energen Corp.	53,469	3,193,169

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Gulfport Energy Corp. (a)	243,980	$11,645,165
Memorial Resource Development Corp. (a)	265,837	5,742,079
PDC Energy, Inc. (a)	113,407	3,346,641
Pioneer Natural Resources Co.	78,628	11,261,888
Whiting Petroleum Corp. (a)	116,025	4,846,364

		$43,749,498
Entertainment - 0.9%
AMC Networks, Inc., “A” (a)	105,402	$6,836,374
Netflix, Inc. (a)	23,585	8,174,325

		$15,010,699
Food & Beverages - 3.3%
Chr. Hansen Holding A.S.	527,718	$22,353,005
Freshpet, Inc. (a)	227,249	3,797,331
Mead Johnson Nutrition Co., “A”	125,730	13,055,803
WhiteWave Foods Co., “A” (a)	450,588	16,505,038

		$55,711,177
Gaming & Lodging - 1.9%
MGM Mirage (a)	543,503	$12,397,303
Norwegian Cruise Line Holdings Ltd. (a)	95,360	4,185,350
Wynn Resorts Ltd.	93,650	16,726,827

		$33,309,480
General Merchandise - 1.2%
Five Below, Inc. (a)	436,555	$20,369,656

Insurance - 0.7%
Lincoln National Corp.	206,421	$11,689,621

Internet - 1.7%
LinkedIn Corp., “A” (a)	69,504	$15,726,670
Shutterstock, Inc. (a)(l)	118,410	8,902,064
Yelp, Inc. (a)	69,075	3,943,492

		$28,572,226
Leisure & Toys - 0.8%
Brunswick Corp.	267,620	$13,295,362

Machinery & Tools - 5.8%
Colfax Corp. (a)	323,830	$16,686,960
Flowserve Corp.	214,936	12,653,282
Joy Global, Inc.	169,040	8,289,722
Roper Industries, Inc.	196,636	31,033,094
United Rentals, Inc. (a)	66,667	7,554,038
WABCO Holdings, Inc. (a)	227,636	23,360,006

		$99,577,102
Major Banks - 0.7%
Morgan Stanley	322,340	$11,339,921

Medical & Health Technology & Services - 3.8%
Advisory Board Co. (a)	214,740	$9,147,924
Cerner Corp. (a)	276,170	17,785,348

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Henry Schein, Inc. (a)	223,230	$30,627,156
IDEXX Laboratories, Inc. (a)	47,431	7,083,820

		$64,644,248
Medical Equipment - 4.3%
C.R. Bard, Inc.	133,046	$22,265,248
Cooper Cos., Inc.	142,340	24,041,226
PerkinElmer, Inc.	487,372	22,160,805
Thermo Fisher Scientific, Inc.	39,375	5,090,794

		$73,558,073
Oil Services - 0.9%
Core Laboratories N.V.	53,605	$6,905,932
FMC Technologies, Inc. (a)	194,940	9,312,284

		$16,218,216
Other Banks & Diversified Financials - 1.3%
MasterCard, Inc., “A”	247,315	$21,588,126

Pharmaceuticals - 4.3%
Actavis PLC (a)	173,661	$46,994,403
Endo International PLC (a)	244,346	17,878,797
Intercept Pharmaceuticals, Inc. (a)	10,931	1,571,113
Receptos, Inc. (a)	24,090	3,259,377
Salix Pharmaceuticals, Ltd. (a)	43,286	4,445,039

		$74,148,729
Pollution Control - 1.5%
Stericycle, Inc. (a)	194,430	$25,065,916

Railroad & Shipping - 1.2%
Kansas City Southern Co.	167,228	$19,890,098

Restaurants - 1.1%
Dunkin Brands Group, Inc.	372,949	$18,032,084
Zoe’s Kitchen, Inc. (a)(l)	20,020	633,233

		$18,665,317
Specialty Chemicals - 1.7%
Airgas, Inc.	73,860	$8,540,432
PolyOne Corp.	228,340	8,517,082
W.R. Grace & Co. (a)	120,890	11,613,902

		$28,671,416
Specialty Stores - 9.3%
Advance Auto Parts, Inc.	150,217	$22,093,916
Burlington Stores, Inc. (a)	449,668	20,086,670
L Brands, Inc.	47,980	3,881,582
O’Reilly Automotive, Inc. (a)	96,817	17,692,339
Ross Stores, Inc.	448,041	40,986,791
Signet Jewelers Ltd.	138,334	18,116,221
Tiffany & Co.	111,390	12,021,209
Tractor Supply Co.	229,045	17,620,432
Urban Outfitters, Inc. (a)	215,960	6,979,827

		$159,478,987

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.9%
American Tower Corp., REIT	153,540	$16,123,235
SBA Communications Corp. (a)	272,690	33,178,192

		$49,301,427
Total Common Stocks		$1,681,521,220

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	22,547,919	$22,547,919

Collateral for Securities Loaned - 0.6%
JPMorgan Prime Money Market Fund, 0.08%, at Net Asset Value (j)	$11,035,319	$11,035,319
Total Investments		$1,715,104,458

Other Assets, Less Liabilities - (0.5)%		(9,285,380)
Net Assets - 100.0%		$1,705,819,078

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,681,521,220	$—	$—	$1,681,521,220
Mutual Funds	33,583,238	—	—	33,583,238
Total Investments	$1,715,104,458	$—	$—	$1,715,104,458

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,311,276,002
Gross unrealized appreciation	438,882,985
Gross unrealized depreciation	(35,054,529)
Net unrealized appreciation (depreciation)	$403,828,456

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,082,059	39,519,229	(58,053,369)	22,547,919

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,972	$22,547,919

7

QUARTERLY REPORT

November 30, 2014

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 99.1%
Fannie Mae, 0.03%, due 1/15/15	$4,370,000	$4,369,836
Fannie Mae, 0.085%, due 1/28/15	1,900,000	1,899,740
Fannie Mae, 0.08%, due 2/04/15	1,267,000	1,266,817
Fannie Mae, 0.08%, due 2/09/15	5,600,000	5,599,129
Fannie Mae, 0.07%, due 2/18/15	7,169,000	7,167,899
Federal Home Loan Bank, 0.047%, due 12/03/14	13,555,000	13,554,966
Federal Home Loan Bank, 0.08%, due 12/03/14	1,500,000	1,499,993
Federal Home Loan Bank, 0.05%, due 12/05/14	5,000,000	4,999,972
Federal Home Loan Bank, 0.06%, due 12/05/14	2,610,000	2,609,983
Federal Home Loan Bank, 0.065%, due 12/05/14	15,270,000	15,269,890
Federal Home Loan Bank, 0.054%, due 12/12/14	20,050,000	20,049,669
Federal Home Loan Bank, 0.055%, due 12/17/14	7,284,000	7,283,822
Federal Home Loan Bank, 0.03%, due 1/02/15	6,169,000	6,168,835
Federal Home Loan Bank, 0.04%, due 1/02/15	15,090,000	15,089,463
Federal Home Loan Bank, 0.06%, due 1/07/15	25,068,000	25,066,454
Federal Home Loan Bank, 0.06%, due 1/09/15	7,340,000	7,339,523
Federal Home Loan Bank, 0.065%, due 1/14/15	14,804,000	14,802,824
Federal Home Loan Bank, 0.066%, due 1/14/15	4,514,000	4,513,636
Federal Home Loan Bank, 0.08%, due 1/16/15	4,000,000	3,999,591
Federal Home Loan Bank, 0.08%, due 1/20/15	1,000,000	999,889
Federal Home Loan Bank, 0.05%, due 1/21/15	3,597,000	3,596,745
Federal Home Loan Bank, 0.06%, due 1/21/15	19,609,000	19,607,333
Federal Home Loan Bank, 0.075%, due 1/21/15	11,137,000	11,135,817
Federal Home Loan Bank, 0.04%, due 1/22/15	5,366,000	5,365,690
Federal Home Loan Bank, 0.065%, due 1/23/15	7,977,000	7,976,237
Federal Home Loan Bank, 0.06%, due 1/28/15	17,576,000	17,574,301
Federal Home Loan Bank, 0.065%, due 1/30/15	2,500,000	2,499,729
Federal Home Loan Bank, 0.065%, due 2/04/15	10,214,000	10,212,801
Federal Home Loan Bank, 0.07%, due 2/04/15	1,000,000	999,874
Federal Home Loan Bank, 0.073%, due 2/04/15	15,745,000	15,742,925
Federal Home Loan Bank, 0.08%, due 2/04/15	4,000,000	3,999,422
Federal Home Loan Bank, 0.07%, due 2/06/15	5,500,000	5,499,283
Federal Home Loan Bank, 0.091%, due 2/13/15	8,000,000	7,998,504
Federal Home Loan Bank, 0.1%, due 2/18/15	910,000	909,800
Federal Home Loan Bank, 0.06%, due 2/20/15	7,731,000	7,729,956
Federal Home Loan Bank, 0.095%, due 2/25/15	15,540,000	15,536,473
Federal Home Loan Bank, 0.08%, due 4/06/15	11,000,000	10,996,920
Freddie Mac, 0.055%, due 12/01/14	4,634,000	4,634,000
Freddie Mac, 0.065%, due 1/26/15	7,200,000	7,199,272
Freddie Mac, 0.08%, due 2/02/15	350,000	349,951
Freddie Mac, 0.075%, due 2/06/15	1,000,000	999,860
Freddie Mac, 0.085%, due 2/09/15	345,000	344,943
U.S. Treasury Bill, 0.012%, due 12/11/14	15,285,000	15,284,947
U.S. Treasury Bill, 0.02%, due 2/26/15	15,500,000	15,499,251
U.S. Treasury Bill, 0.045%, due 4/02/15	5,000,000	4,999,238
U.S. Treasury Bill, 0.053%, due 5/07/15	15,761,000	15,757,391
U.S. Treasury Bill, 0.108%, due 7/23/15	7,500,000	7,494,735
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$383,497,329

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Repurchase Agreements - 1.3%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.07%, dated 11/28/14, due 12/01/14, total to be received 4,849,028 (secured by U.S. Treasury and Federal Agency obligations valued at 4,946,040 in a jointly traded account) ), at Cost and Value	$4,849,000	$4,849,000
Total Investments, at Amortized Cost and Value		$388,346,329

Other Assets, Less Liabilities - (0.4)%		(1,524,906)
Net Assets - 100.0%		$386,821,423

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $388,346,329.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund may be valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$388,346,329	$—	$388,346,329

For further information regarding security characteristics, see the Portfolio of Investments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2015

*	Print name and title of each signing officer under his or her signature.